Deposits (Tables)	12 Months Ended
Dec. 31, 2013
Banking And Thrift [Abstract]
Composition of Bank's Deposits

The composition of the Bank’s deposits at December 31 follows:

	(Expressed in Thousands)
	2013
	Demand
	Noninterest Bearing	Interest Bearing	Savings	Time

Individuals, partnerships and corporations (includes certified and official checks)	$55,234	$49,356	$104,077	$64,128
States and political subdivisions	601	5,456	3,963	2,478
Commercial banks and other depository institutions	72	—	31	481

Total	$55,907	$54,812	$108,071	$67,087

	(Expressed in Thousands)
	2012
	Demand
	Noninterest Bearing	Interest Bearing	Savings	Time
Individuals, partnerships and corporations (includes certified and official checks)	$32,614	$42,866	$90,252	$67,254
States and political subdivisions	646	5,558	3,546	2,969
Commercial banks and other depository institutions	162	—	105	490

Total	$33,422	$48,424	$93,903	$70,713

Contractual Maturities of Time Deposits of $100,000 or More, Domestic

The following table sets forth the remaining maturity of time certificates of deposits of $100,000 or more at December 31, 2013.

Due in 3 months or less	$5,700,000
Due in over three through six months	3,040,000
Due in over six through twelve months	4,011,000
Due in over twelve months	9,498,000

Total	$22,249,000

Summary of Maturity Distribution of Time Certificates of Deposits

A maturity distribution of time certificates of deposit at December 31, 2013, follows:

Due in 2014	$37,018,000
Due in 2015	12,928,000
Due in 2016	7,856,000
Due in 2017	5,590,000
Due in 2018	3,579,000
Due in 2019 and thereafter	116,000

Total	$67,087,000